Investment In Equity Investees - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 Yunfeng Fund USD ($)	Dec. 31, 2012 Yunfeng Fund CNY	Dec. 31, 2011 Yunfeng Fund	Dec. 31, 2012 Yunfeng Fund Minimum	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Juxi Network Technology Co Ltd
Schedule of Equity Method Investments [Line Items]
Percentage of equity invested	10.42%	10.42%	10.42%	3.00%	41.98%	41.98%	41.98%
Equity investment in total asset	$ 576,629,312	3,592,458,277
Equity investment in total liability	912,677	5,686,069
Equity investment in operation
Equity investment unrealized appreciation	105,716,603	658,625,008
Impairmnet on equity investment					$ 515,466	3,211,404